Sun Life Insurance and Annuity Company of New York
One Sun Life Executive Park
112 Worcester Street
Wellesley Hills, Massachusetts 02481

May 20, 2011

Securities and Exchange Commission
100 F Street, N.W.
Washington, D.C. 20549-0506

Re:	Sun Life (N.Y.) Variable Account N ("Registrant")
Sun Life Insurance and Annuity Company of New York ("Sun Life NY")
Registration Statement on Form N-4 ("Registration Statement")

Commissioners:

Enclosed herewith for filing, pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, is a Registration Statement on Form N-4 of Sun Life (N.Y.) Variable Account N.

The Registration Statement is being filed for the purpose of registering an indefinite number of flexible payment deferred annuity contracts (the "Sun Life NY Contracts") to be used in connection with retirement and deferred compensation plans.

The Sun Life NY Contracts are presented in a user-friendly, plain English format.  Wherever possible, Registrant has incorporated disclosure based upon SEC Staff comments on other recent variable annuity registration statements of Sun Life NY or its parent, Sun Life Assurance Company of Canada (U.S.) (“Sun Life US”). Although similar to many of Registrant’s existing variable annuity contracts, the Sun Life NY Contracts differ from those contracts in a few key respects.  More specifically, the Sun Life NY Contracts offer a choice of three surrender charge options.  They also offer, for a fee, a simple, lower cost living benefit option to help protect future income from market risk.  In addition, the Sun Life NY Contracts offer a simple, contract value death benefit or, for an additional fee, a choice between one of two enhanced death benefit options:  a return of purchase payment death benefit or a highest anniversary value death benefit.

The disclosure in the prospectus and statement of additional information ("SAI") of the Registration Statement is based upon and substantially similar to the disclosure in the prospectus and SAI of the registration statement on Form N-4 (File No. 333-173301) for certain individual flexible premium deferred variable annuity contracts issued by Sun Life US in all jurisdictions except New York ("Sun Life US Contracts").  (The registration statement for the Sun Life US Contracts is currently being reviewed by the SEC staff..)  Accordingly, on behalf of Registrant, we respectfully request that the SEC staff afford the Registration Statement selective review in accordance with Securities Act Release No. 6510 (Feb. 15, 1984).

Registrant intends to provide the SEC staff with copies of the prospectus and SAI for the Sun Life NY Contracts that are appropriately marked to reflect the differences between the prospectus and SAI for the Sun Life NY Contracts and the prospectus and SAI for the Sun Life U.S. Contracts.  The material differences between the Sun Life NY Contracts and the Sun Life US Contracts are as follows:

1)	The Sun Life NY Contracts will be issued by a New York insurance company and minor changes have been made to conform the disclosure to New York insurance law.

2)
Since the filing of the registration statement for the Sun Life US Contracts, a decision was made by management to change the investment options and corresponding cost structure associated with the living benefit, Sun Income Vision, offered with both the Sun Life US Contracts and the Sun Life NY Contracts.  Those new investment options and the new cost structure are reflected in the Registration Statement, and will be incorporated in a pre-effective amendment to the registration statement for the Sun Life US Contracts.

In addition to these disclosure changes, certain additional stylistic, editorial and updating changes have been made to clarify the disclosure and to conform to terminology used in the related contract form.

Registrant intends to file a pre-effective amendment to the Registration Statement to respond to any SEC staff comments.  At that time, Registrant will update the Registration Statement with the December 31, 2010, financial statements of Sun Life NY, all required exhibits, and other required disclosure.

Should you have any questions regarding this filing, please contact the undersigned at (781) 263-6402 or Patrice M. Pitts, Esquire, of Sutherland, Asbill & Brennan at (202) 383-0548.

Respectfully yours,

/s/ Sandra M. DaDalt

Sandra M. DaDalt
Assistant Vice President and Senior Counsel

cc:      Patrice M. Pitts, Esquire
   Rebecca A. Marquigny, Esquire